Leases - Schedule of Reconciliation to the Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation to the Lease Liabilities [Abstract]
2025	$ 9,034
2025	11,384
2026	7,503
2026	9,507
2027	5,462
2027	6,411
2028	3,528
2028	3,323
2029	2,678
2029	1,245
Thereafter	7,298
Thereafter
Total lease payments	35,503
Total lease payments	31,870
Less imputed interest	(6,461)
Less imputed interest	(3,131)
Operating Lease liabilities	29,042	$ 25,271
Finance Lease liabilities	$ 28,739	$ 29,413